Description of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Description of Business and Significant Accounting Policies [Abstract]
Contract with Customer, Asset and Liability [Table Text Block]
The following table presents the net contract asset and contract liability balances as of December 31, 2018 and January 1, 2018:

In millions	Location in the Consolidated Balance Sheet	December 31, 2018	January 1, 2018
Current portion of contract assets	Other current assets	$22	$28
Current portion of contract liabilities	Contract liabilities	$461	$458
Non-current portion of contract liabilities	Other liabilities	$85	$95

During the twelve months ended December 31, 2018, the Company recognized $355 million in revenue that was included in contract liabilities as of January 1, 2018.

Schedule of Capitalized Computer Software [Table Text Block]
The following table identifies the activity relating to total capitalized software:

In millions	2018	2017	2016
Beginning balance as of January 1	$366	$345	$311
Capitalization	170	166	154
Amortization	(160)	(145)	(118)
Impairment	(51)	—	(2)
Ending balance as of December 31	$325	$366	$345

During the year ended December 31, 2018, we recorded the write-off of certain internal and external use software capitalization projects that are no longer considered strategic based on review by the new management team and as a result, the projects have been abandoned.

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The components of basic earnings (loss) per share are as follows:

In millions, except per share amounts	Year ended December 31
	2018	2017	2016
Income (loss) from continuing operations	$(36)	$237	$283
Series A convertible preferred stock dividends	(49)	(47)	(49)
Deemed dividend on modification of Series A Convertible Preferred Stock	—	(4)	—
Deemed dividend on Series A Convertible Preferred Stock redemption	—	(58)	—
Net income (loss) from continuing operations attributable to NCR common stockholders	(85)	128	234
Loss from discontinued operations, net of tax	(52)	(5)	(13)
Net income (loss) attributable to NCR common stockholders	$(137)	$123	$221

Denominator
Basic weighted average number of shares outstanding	118.4	121.9	125.6

Basic earnings (loss) per share:
From continuing operations	$(0.72)	$1.05	$1.86
From discontinued operations	(0.44)	(0.04)	(0.10)
Total basic earnings (loss) per share	$(1.16)	$1.01	$1.76

The components of diluted earnings (loss) per share are as follows:

In millions, except per share amounts	Year ended December 31
	2018	2017	2016
Income (loss) from continuing operations	$(36)	$237	$283
Series A convertible preferred stock dividends	(49)	(47)	—
Deemed dividend on modification of Series A Convertible Preferred Stock	—	(4)	—
Deemed dividend on Series A Convertible Preferred Stock redemption	—	(58)	—
Net income (loss) from continuing operations attributable to NCR common stockholders	(85)	128	283
Loss from discontinued operations, net of tax	(52)	(5)	(13)
Series A convertible preferred stock dividends	—	—	(49)
Net income (loss) attributable to NCR common stockholders	$(137)	$123	$221

Basic weighted average number of shares outstanding	118.4	121.9	125.6
Dilutive effect of as-if Series A Convertible Preferred Stock	—	—	28.2
Dilutive effect of employee stock options and restricted stock units	—	5.1	3.6
Denominator - from continuing operations	118.4	127.0	157.4

Basic weighted average number of shares outstanding	118.4	121.9	125.6
Dilutive effect of employee stock options and restricted stock units	—	5.1	3.6
Denominator - total	118.4	127.0	129.2

Diluted earnings (loss) per share:
From continuing operations	$(0.72)	$1.01	$1.80
From discontinued operations	(0.44)	(0.04)	(0.10)
Total diluted earnings (loss) per share	$(1.16)	$0.97	$1.71

For 2018, diluted earnings (loss) per share from continuing operations and total diluted earnings (loss) per share, it is more dilutive to assume the Series A Convertible Preferred Stock is not converted to common stock and therefore weighted average outstanding shares of common stock are not adjusted by the as-if converted Series A Convertible Preferred Stock shown above because the effect would be anti-dilutive. If the as-if converted Series A Convertible Preferred Stock had been dilutive, approximately 28.3 million additional shares would have been included in the diluted weighted average number of shares outstanding for the year ended December 31, 2018. For 2018, there were 6.5 million weighted anti-dilutive restricted stock units outstanding.

For 2017, diluted earnings (loss) per share from continuing operations and total diluted earnings (loss) per share, it is more dilutive to assume the Series A Convertible Preferred Stock is not converted to common stock and therefore weighted average outstanding shares of common stock are not adjusted by the as-if converted Series A Convertible Preferred Stock shown above because the effect would be anti-dilutive. If the as-if converted Series A Convertible Preferred Stock had been dilutive, approximately 27.4 million additional shares, considering the existing and redeemed shares, would have been included in the diluted weighted average number of shares outstanding for the year ended December 31, 2017. For 2017, there were 0.8 million weighted anti-dilutive restricted stock units outstanding.

For 2016, diluted earnings (loss) per share from continuing operations, it is more dilutive to assume the Series A Convertible Preferred Stock is converted to common stock and therefore weighted average outstanding shares of common stock are adjusted by the as-if converted Series A Convertible Preferred Stock. For 2016, total diluted earnings (loss) per share, it is more dilutive to assume the Series A Convertible Preferred Stock is not converted to common stock and therefore weighted average outstanding shares of common stock are not adjusted by the as-if converted Series A Convertible Preferred Stock shown above because the effect would be anti-dilutive. Therefore, total diluted earnings (loss) per share less diluted earnings (loss) per share from continuing operations does not equal diluted earnings (loss) per share from discontinued operations. For 2016, there were 0.4 million weighted anti-dilutive restricted stock units outstanding.